UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥) ¥ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 CNY (¥) ¥ / shares shares
Total revenues	¥ 5,213	$ 779	¥ 9,256
Cost of revenues	(1,832)	(274)	(3,574)
Gross Profit	3,381	505	5,682
Operating expenses:
Selling and marketing expenses	(5,357)	(800)	(10,812)
Research and development expenses	(4,330)	(646)	(5,616)
General and administrative expenses	(23,796)	(3,553)	(41,570)
Impairment of intangible assets	(7,911)	(1,181)
Impairment of goodwill	(12,758)	(1,905)	0
Loss from operations	(50,771)	(7,580)	(52,316)
Non-operating income and expenses:
Interest expense, net	(192)	(29)	(2,220)
Foreign exchange loss, net	(506)	(76)	(173)
Share of net loss in equity method investments	(87)	(13)	(120)
Other income, net	472	70	1,442
Change in fair value of convertible debt	139	21	(4,346)
Loss before income taxes	(50,945)	(7,607)	(57,733)
Income tax benefit	2,130	318	44
Net loss	(48,815)	(7,289)	(57,689)
Net loss attributable to non-controlling interests	(740)	(110)	(653)
Net loss attributable to ordinary shareholders	¥ (48,075)	$ (7,179)	¥ (57,036)
Loss per share:
Class A and B Ordinary shares - basic | (per share)	¥ (2.04)	$ (0.30)	¥ (4.58)
Class A and B Ordinary shares - diluted | (per share)	¥ (2.04)	$ (0.30)	¥ (4.58)
Weighted average shares outstanding used in calculating basic and diluted loss per share
Class A and Class B ordinary shares - basic	23,603,709	23,603,709	12,453,065
Other comprehensive income, net of tax:
Foreign currency translation adjustments	¥ (162)	$ (24)	¥ (536)
Total comprehensive loss	(48,977)	(7,313)	(58,225)
Total comprehensive loss attributable to non-controlling interests	(740)	(110)	(653)
Total comprehensive loss attributable to ordinary shareholders	(48,237)	(7,203)	(57,572)
Cancer screening and detection tests
Total revenues	3,736	558	9,240
Cancer screening and detection tests | Third parties
Total revenues	3,972	588	9,140
Physical checkup packages
Total revenues	31	5	16
Physical checkup packages | Related parties
Total revenues	1,241	191	¥ 116
Technology services
Total revenues	1,239	185
Retail revenue
Total revenues	¥ 207	$ 31